Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	FROST FAMILY OF FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001762332
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2021
Prospectus Date	rr_ProspectusDate	Nov. 28, 2020
FROST GROWTH EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FROST FAMILY OF FUNDS

(the “Trust”)

Frost Growth Equity Fund

(the “Fund”)

Supplement dated May 18, 2021

to the Fund’s Summary Prospectus (the “Summary Prospectus”) and
the Fund’s Prospectus (the “Prospectus”), each dated November 28, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective upon shareholder approval on May 17, 2021, the Fund’s diversification status changed from diversified to non-diversified and the related fundamental policy was eliminated. Therefore, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows.

1. The following is hereby added to the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus:

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2. The following is hereby added to the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus:

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

3. The second paragraph of the “More Information about Risk” section of the Prospectus is hereby deleted and replaced with the following:

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Frost Growth Equity Fund is non-diversified, meaning that the Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Accordingly, the Frost Growth Equity Fund will be more susceptible to negative events affecting a small number of holdings than a diversified fund. The risks disclosed below may not be applicable to each Fund.

4. The following is hereby added to the “More Information about Risk” section of the Prospectus:

Non-Diversified Risk (Frost Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FIA-SK-065-0100